Condensed Financial Information of the Parent Company - Summary of Parent Company Income Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (379,892)	$ (58,221)	¥ (238,648)	¥ (146,846)
Total operating expenses	(1,564,233)	(239,729)	(1,151,243)	(779,035)
Interest income	77,118	11,819	78,612	116,500
Foreign exchange (loss) gain	188,800	28,935	(38,961)	(102,202)
Other (expenses) income, net	(10,810)	(1,657)	6,612	739
Changes in fair value of financial instruments	14,301	2,192		6,404
Loss before income taxes	(947,294)	(145,178)	(1,102,196)	(996,810)
Income tax expense	(14,904)	(2,284)	(9,003)	(9,632)
Net loss attributable to Kingsoft Cloud Holdings Limited	(962,259)	(147,471)	(1,111,199)	(1,006,442)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,515,047)	(232,189)	(1,046,601)	(604,622)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	(3,030)	(49,725)	(742,472)
Comprehensive loss attributable to ordinary shareholders	(1,534,815)	(235,219)	(1,096,326)	(1,347,094)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(27,052)	(4,146)	(6,734)	(795)
Total operating expenses	(27,052)	(4,146)	(6,734)	(795)
Interest income	10,199	1,563	52,829	112,477
Foreign exchange (loss) gain	30,931	4,740	(8,174)	(22,652)
Other (expenses) income, net	5,377	824	(300)	(301)
Changes in fair value of financial instruments				6,404
Share of losses of subsidiaries and the VIEs	(981,093)	(150,357)	(1,145,405)	(1,094,583)
Loss before income taxes	(961,638)	(147,376)	(1,107,784)	(999,450)
Income tax expense	(621)	(95)	(3,415)	(6,992)
Net loss attributable to Kingsoft Cloud Holdings Limited	(962,259)	(147,471)	(1,111,199)	(1,006,442)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(552,788)	(84,718)	64,598	401,820
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,515,047)	(232,189)	(1,046,601)	(604,622)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	(3,030)	(49,725)	(742,472)
Comprehensive loss attributable to ordinary shareholders	¥ (1,534,815)	$ (235,219)	¥ (1,096,326)	¥ (1,347,094)